Income/(loss) per share	3 Months Ended
Mar. 31, 2026
Income/(loss) per share
Income/(loss) per share

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS (CONTINUED)

11.Income/(loss) per share

Basic income/(loss) per share is calculated by dividing the income/(loss) for the period attributable to owners of the Company by the weighted average number of ordinary shares outstanding during the period.

Diluted income/(loss) per share is calculated by dividing the income/(loss) for the period attributable to owners of the Company by the weighted average number of ordinary shares outstanding during the period plus the weighted average number of ordinary shares that would be issued on conversion of all the dilutive potential ordinary shares into ordinary shares.

The reported basic and diluted income/(loss) per share were as follows:

	Three months ended
	March 31,	March 31,
	2026	2025
	$	$
Income per share from continuing operations
Basic	0.20	0.14
Diluted	0.20	0.14

Income/(loss) per share from discontinued operations
Basic	0.03	(0.04)
Diluted	0.03	(0.04)

Income per share
Basic	0.23	0.10
Diluted	0.22	0.10

The following tables set out the data used in the basic and diluted income/(loss) per share calculations:

	Three months ended
	March 31,	March 31,
	2026	2025
	$'m	$'m
Income from continuing operations
Income for the period	67.1	46.9
Exclude: loss for the period attributable to non-controlling interests	0.1	—
Income for the period attributable to owners of the Company	67.2	46.9

Income/(loss) from discontinued operations
Income/(loss) for the period	9.9	(16.2)
Exclude: (income)/loss for the period attributable to non-controlling interests	(1.3)	2.4
Income/(loss) for the period attributable to owners of the Company	8.6	(13.8)

Income for the period	77.0	30.7
Exclude: (income)/loss for the period attributable to non-controlling interests	(1.2)	2.4
Income for the period attributable to owners of the Company	75.8	33.1

	Three months ended
	March 31,	March 31,
	2026	2025
	'000	'000

Weighted average number of ordinary shares outstanding	335,713	333,600
Weighted average number of potential ordinary shares	7,398	5,469

Potential ordinary shares relate to options granted under the Group’s share-based compensation schemes. Under IAS 33 Earnings per Share (“IAS 33”), potential ordinary shares are treated as dilutive when, and only when, their conversion into ordinary shares would decrease earnings per share or increase loss per share.